Capital structure (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements	The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2024		December 31, 2023
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	1,066,058	N/A	1,042,506	N/A
Tier 1 capital	1,066,058	N/A	1,042,506	N/A
Tier 2 capital	107,061	N/A	109,423	N/A
Total capital	1,173,119	N/A	1,151,929	N/A

Risk Weighted Assets	4,539,376	N/A	4,540,745	N/A

Leverage Ratio Exposure Measure	14,679,662	N/A	13,777,771	N/A

Capital Ratios (%)
CET 1 capital	23.5%	10.0%	23.0%	10.0%
Tier 1 capital	23.5%	11.5%	23.0%	11.5%
Total capital	25.8%	13.5%	25.4%	13.5%
Leverage ratio	7.3%	5.0%	7.6%	5.0%